Cover	Jan. 17, 2024
Entity Addresses [Line Items]
Document Type	S-3
Amendment Flag	false
Entity Registrant Name	RISKON INTERNATIONAL, INC.
Entity Central Index Key	0001437491
Entity Tax Identification Number	30-0680177
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	303 Pearl Parkway
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	San Antonio
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78215
City Area Code	(800)
Local Phone Number	762-7293
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	303 Pearl Parkway
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	San Antonio
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78215
City Area Code	(800)
Local Phone Number	762-7293
Contact Personnel Name	Randy May